Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 182	$ 26	$ 129
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable preferred stock, issued	1,199,643	1,199,643	1,199,643
Redeemable preferred stock, outstanding	1,199,643	1,199,643	1,199,643
Redeemable preferred stock, liquidation preference	$ 38,682	$ 35,152	$ 29,991
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	625,000,000	625,000,000	625,000,000
Common stock, shares issued	4,763,131	4,698,108	4,673,275
Common stock, shares, outstanding	4,763,131	4,698,108	4,673,275